Average Annual Total Returns		12 Months Ended	45 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.06%
FT Vest U.S. Equity Deep Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Percent		12.82%	6.96%
Performance Inception Date	Mar. 19, 2021
FT Vest U.S. Equity Deep Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.82%	6.96%
FT Vest U.S. Equity Deep Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	5.42%